Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure of Cost of Sales	COST OF SALES

	SA Rand
Figures in million	2021	2020	2019
Production costs (a)	29 774	22 048	20 324
Amortisation and depreciation of mining assets (b)	3 777	3 409	3 961
Amortisation and depreciation of assets other than mining assets (b)	98	99	93
Rehabilitation expenditure (c)	135	47	33
Care and maintenance costs of restructured shafts	144	146	134
Employment termination and restructuring costs (d)	332	40	242
Share-based payments (e)	114	130	155
Impairment of assets (f)	1 124	—	3 898
Other	(9)	(11)	29
Total cost of sales	35 489	25 908	28 869

(a)    Production costs include mine production, transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, ongoing environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.

Production costs increased by R7 726 million (35% year on year) during the year ended 30 June 2021. These costs increased mainly as a result of the acquisition of the Mponeng operations and related assets, which contributed R5 230 million to the increase. The remaining increase is mainly attributable to higher utilities and labour costs as a result of annual increases. Also contributing is the royalty expense which increased due to increased profitability as a result of the higher gold prices, which also impacted on the rates at which royalties are calculated.

Production costs increased during the 2020 year mainly in line with expectations, with the South African national lockdown from the end of March 2020 due to Covid-19 impacting on production volumes while the cost base remained mostly unchanged. Contributing to the increase for the 2020 year is a decrease of R557 million in the capitalised stripping credit related to the Hidden Valley operation.
6        COST OF SALES continued
(a)    Production costs continued
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2021	2020	2019
Labour costs, including contractors	17 585	13 004	12 715
Consumables	7 218	5 441	5 532
Water and electricity	5 138	3 664	3 398
Insurance	208	154	126
Transportation	177	377	354
Change in inventory	69	(70)	(166)
Capitalisation of mine development costs	(2 117)	(1 485)	(1 880)
Stripping activities	(1 047)	(675)	(1 197)
Royalty expense	637	327	193
Other	1 906	1 311	1 249
Total production costs	29 774	22 048	20 324

(b)    The increase for the 2021 year is as a result of the operations running for the entire year with no lockdown while the charge for 2020 was impacted by lower production due to the closure of underground operations as a result of the Covid-19 pandemic. The inclusion of the Mponeng operations and related assets in the asset base also contributes to the increase year on year.

In addition to the Covid-19 impact during the 2020 financial year, the depreciation expense was also affected by the completion of the mining of Stage 5 at Hidden Valley during the December 2019 quarter, which also contributed to the decrease. The impairments recognised on certain operations in South Africa during the 2019 year significantly impacted on the base which depreciation is calculated on and the lower carrying values contributed to the lower total compared to the comparative period.

Amortisation and depreciation of assets other than mining assets includes the amortisation of intangible assets.

(c)    For the assumptions used to calculate the rehabilitation costs, refer to note 26. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2021, R15 million (2020: R47 million) (2019: R86 million) was spent on rehabilitation in South Africa. Refer to note 26. The acquisition of the Mponeng operations and related assets resulted in Harmony taking on the rehabilitation liability for these operations resulting in a R80 million increase in the rehabilitation provision expense for the year ended June 2021 as compared to June 2020.

(d)    The increase in 2021 is due to a new programme for voluntary and medical severance packages offered to employees, partially related to the closure of Unisel. The employment termination and restructuring expenditure for 2020 and 2019 relates to the voluntary severance programme in place to reduce labour costs.

(e)    Refer to note 36 for details on the share-based payment schemes implemented by the group.

(f)    Management performed an assessment for impairment triggers as well as indications of reversal of previously recorded impairment losses at 30 June 2021. Due to the group net asset value (before any impairments being recognised or the finalisation of the fair value exercise on the acquisition of the Mponeng operations and related assets) exceeding the market capitalisation of Harmony as at 30 June 2021, the recoverable amounts for all cash-generating units (CGUs) were calculated. The recoverable amounts for these assets were determined on a fair value less cost to sell basis using assumptions per note 15 in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3. Based on the impairment tests performed, impairments were recorded on certain operations for the 2021 year.

Where CGUs had previously been impaired, management considered whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed. Furthermore, the service potential of the asset has not increased. Due to the continued volatility seen in the gold prices as well as the exchange rates, coupled with the fact that the factors resulting in the previously recognised impairment losses had not reversed, as well as the market capitalisation issue noted above, management resolved it to be appropriate for no reversal of previously recognised impairment losses to be recorded for the year ended 30 June 2021. There also was no reversal of impairment for the 2020 or 2019 financial years.

Refer to note 15 for further information.
6        COST OF SALES continued
(f)    Impairment of assets continued
The impairment of assets consists of the following:

	SA Rand
Figures in million	2021	2020	2019
Tshepong Operations	759	—	2 254
Bambanani	187	—	6
Target 3	178	—	318
Kusasalethu	—	—	690
Target 1	—	—	312
Joel	—	—	198
Other mining assets	—	—	120
Total impairment of assets	1 124	—	3 898

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2021 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong Operations
The updated life-of-mine plan included a reduction in planned gold resulting from lower grade. There was also a change in the mining profile in the revised life-of-mine plan, which impacted on the timing of cash flows, which were then later than in comparison to the prior year plan. These changes affected the discounted cash flows used to determine the recoverable amount of the operation.	4 847	936	5 783
Bambanani
The impairment of goodwill on Bambanani was mainly as a result of a reduction in grade over the remainder of the operation's life. The reduction in grade is due to unexpected changes in the orebody and a lower mine call factor.	341	—	341
Target 3
Previous plans to explore the sale of the operation have been abandoned and further development is not a viable option at this stage. Therefore management has determined a recoverable amount of Rnil.	None	—	—

Disclosure of Production Costs
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2021	2020	2019
Labour costs, including contractors	17 585	13 004	12 715
Consumables	7 218	5 441	5 532
Water and electricity	5 138	3 664	3 398
Insurance	208	154	126
Transportation	177	377	354
Change in inventory	69	(70)	(166)
Capitalisation of mine development costs	(2 117)	(1 485)	(1 880)
Stripping activities	(1 047)	(675)	(1 197)
Royalty expense	637	327	193
Other	1 906	1 311	1 249
Total production costs	29 774	22 048	20 324

Disclosure of Impairment of Assets	Management performed an assessment for impairment triggers as well as indications of reversal of previously recorded impairment losses at 30 June 2021. Due to the group net asset value (before any impairments being recognised or the finalisation of the fair value exercise on the acquisition of the Mponeng operations and related assets) exceeding the market capitalisation of Harmony as at 30 June 2021, the recoverable amounts for all cash-generating units (CGUs) were calculated. The recoverable amounts for these assets were determined on a fair value less cost to sell basis using assumptions per note 15 in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3. Based on the impairment tests performed, impairments were recorded on certain operations for the 2021 year.
Where CGUs had previously been impaired, management considered whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed. Furthermore, the service potential of the asset has not increased. Due to the continued volatility seen in the gold prices as well as the exchange rates, coupled with the fact that the factors resulting in the previously recognised impairment losses had not reversed, as well as the market capitalisation issue noted above, management resolved it to be appropriate for no reversal of previously recognised impairment losses to be recorded for the year ended 30 June 2021. There also was no reversal of impairment for the 2020 or 2019 financial years.

Refer to note 15 for further information.
6        COST OF SALES continued
(f)    Impairment of assets continued
The impairment of assets consists of the following:

	SA Rand
Figures in million	2021	2020	2019
Tshepong Operations	759	—	2 254
Bambanani	187	—	6
Target 3	178	—	318
Kusasalethu	—	—	690
Target 1	—	—	312
Joel	—	—	198
Other mining assets	—	—	120
Total impairment of assets	1 124	—	3 898

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2021 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong Operations
The updated life-of-mine plan included a reduction in planned gold resulting from lower grade. There was also a change in the mining profile in the revised life-of-mine plan, which impacted on the timing of cash flows, which were then later than in comparison to the prior year plan. These changes affected the discounted cash flows used to determine the recoverable amount of the operation.	4 847	936	5 783
Bambanani
The impairment of goodwill on Bambanani was mainly as a result of a reduction in grade over the remainder of the operation's life. The reduction in grade is due to unexpected changes in the orebody and a lower mine call factor.	341	—	341
Target 3
Previous plans to explore the sale of the operation have been abandoned and further development is not a viable option at this stage. Therefore management has determined a recoverable amount of Rnil.	None	—	—

During the financial year ended 30 June 2020 no impairments were recognised.
6        COST OF SALES continued
(f)    Impairment of assets continued
The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong Operations
The impairment was due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remained under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets owned by the companies.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it resulted in an impairment as the life of the operation shortens.	763	None	763